UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08721

Name of Fund:  BlackRock Technology Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Technology Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


BlackRock Technology Fund, Inc.


Schedule of Investments as of June 30, 2007 (Unaudited)                                                         (in U.S. dollars)

                                                      Shares
Country           Industry                              Held   Common Stocks                                            Value
Bermuda - 1.9%    Semiconductors &                   220,300   Marvell Technology Group Ltd. (a)(b)                $    4,011,663
                  Semiconductor Equipment - 1.9%

                                                               Total Common Stocks in Bermuda                           4,011,663


Canada - 0.2%     Electronic Equipment &              81,200   Celestica, Inc. (a)                                        507,500
                  Instruments - 0.2%

                                                               Total Common Stocks in Canada                              507,500


France - 0.5%     Communications Equipment - 0.5%     70,500   Alcatel SA (b)                                             987,000

                                                               Total Common Stocks in France                              987,000


Germany - 2.2%    Semiconductors &                   303,500   Qimonda AG (a)(b)                                        4,689,075
                  Semiconductor Equipment - 2.2%

                                                               Total Common Stocks in Germany                           4,689,075


United            Commercial Services &              107,600   Monster Worldwide, Inc. (a)                              4,422,360
States - 90.2%    Supplies - 2.1%

                  Communications                     110,200   Acme Packet, Inc. (a)                                    1,266,198
                  Equipment - 15.2%                  973,200   Avanex Corp. (a)(e)                                      1,751,760
                                                     100,500   BigBand Networks, Inc. (a)                               1,317,555
                                                     533,400   Cisco Systems, Inc. (a)                                 14,855,190
                                                     144,800   Corning, Inc. (a)                                        3,699,640
                                                      25,200   Foundry Networks, Inc. (a)                                 419,832
                                                     327,700   MRV Communications, Inc. (a)(e)                          1,065,025
                                                     173,100   QUALCOMM, Inc.                                           7,510,809
                                                                                                                  ---------------
                                                                                                                       31,886,009

                  Computers &                        135,000   Dell, Inc. (a)                                           3,854,250
                  Peripherals - 16.0%                316,500   Dot Hill Systems Corp. (a)                               1,139,400
                                                      29,500   EMC Corp. (a)                                              533,950
                                                      53,900   Hewlett-Packard Co.                                      2,405,018
                                                     249,100   Network Appliance, Inc. (a)(e)                           7,273,720
                                                     266,500   QLogic Corp. (a)                                         4,437,225
                                                     188,000   SanDisk Corp. (a)(e)                                     9,200,720
                                                     128,900   Seagate Technology                                       2,806,153
                                                     359,000   Sun Microsystems, Inc. (a)                               1,888,340
                                                                                                                  ---------------
                                                                                                                       33,538,776

                  Electronic Equipment &             140,600   Daktronics, Inc. (e)                                     3,020,088
                  Instruments - 1.6%                  20,500   Jabil Circuit, Inc.                                        452,435
                                                                                                                  ---------------
                                                                                                                        3,472,523

                  Household Durables - 0.8%          332,200   Syntax-Brillian Corp. (a)(e)                             1,634,424

                  IT Services - 6.2%                  60,700   Cognizant Technology Solutions Corp. (a)                 4,557,963
                                                     186,900   Global Payments, Inc.                                    7,410,585
                                                      72,700   Isilon Systems, Inc. (a)                                 1,121,034
                                                                                                                  ---------------
                                                                                                                       13,089,582

                  Internet Software &                 77,000   Akamai Technologies, Inc. (a)                            3,745,280
                  Services - 14.7%                    17,200   Bankrate, Inc. (a)(e)                                      824,224
                                                     221,000   CNET Networks, Inc. (a)                                  1,809,990
                                                     143,600   eBay, Inc. (a)(e)                                        4,621,048
                                                      16,500   Google, Inc. Class A (a)                                 8,635,770
                                                      37,500   The Knot, Inc. (a)                                         757,125
                                                      27,700   Liquidity Services, Inc. (a)                               520,206
                                                     130,000   RealNetworks, Inc. (a)                                   1,062,100
                                                     328,900   Yahoo! Inc. (a)                                          8,923,057
                                                                                                                  ---------------
                                                                                                                       30,898,800

                  Media - 0.5%                       191,200   TiVo, Inc. (a)(e)                                        1,107,048

                  Semiconductors &                    94,600   Advanced Micro Devices, Inc. (a)(e)                      1,352,780
                  Semiconductor Equipment - 15.0%     17,100   Analog Devices, Inc.                                       643,644
                                                      63,100   Applied Materials, Inc.                                  1,253,797
                                                     457,900   Applied Micro Circuits Corp. (a)                         1,144,750
                                                     243,100   Intel Corp.                                              5,776,056
                                                      15,700   KLA-Tencor Corp.                                           862,715
                                                      84,100   Maxim Integrated Products, Inc.                          2,809,781
                                                     558,100   Micron Technology, Inc. (a)(e)                           6,992,993
                                                      45,400   Microsemi Corp. (a)                                      1,087,330
                                                      63,000   Monolithic Power Systems, Inc. (a)                       1,099,350
                                                     234,100   RF Micro Devices, Inc. (a)(e)                            1,460,784
                                                     121,700   Silicon Image, Inc. (a)                                  1,044,186
                                                      99,400   Sirf Technology Holdings, Inc. (a)                       2,061,556
                                                     360,200   Spansion LLC Class A (a)(e)                              3,998,220
                                                                                                                  ---------------
                                                                                                                       31,587,942

                  Software - 17.7%                   135,300   Activision, Inc. (a)                                     2,526,051
                                                     107,500   Adobe Systems, Inc. (a)                                  4,316,125
                                                     141,600   Aspen Technology, Inc. (a)                               1,982,400
                                                     211,300   Commvault Systems, Inc. (a)                              3,649,151
                                                     191,800   Electronic Arts, Inc. (a)                                9,075,976
                                                     192,000   Microsoft Corp.                                          5,658,240
                                                     258,400   Oracle Corp. (a)                                         5,093,064
                                                      88,700   Red Hat, Inc. (a)                                        1,976,236
                                                     143,100   Symantec Corp. (a)(e)                                    2,890,620
                                                                                                                  ---------------
                                                                                                                       37,167,863

                  Wireless Telecommunication          52,500   Spreadtrum Communications, Inc. (a)(b)                     762,825
                  Services - 0.4%

                                                               Total Common Stocks in the United States               189,568,152

                                                               Total Common Stocks
                                                               (Cost - $206,537,396) - 95.0%                          199,763,390



                                                      Shares
                                                        Held   Exchange-Traded Funds
United States - 1.0%                                  55,100   Semiconductor HOLDRs Trust                               2,096,555

                                                               Total Exchange-Traded Funds
                                                               (Cost - $2,033,542) - 1.0%                               2,096,555



                                                  Beneficial
                                                    Interest   Short-Term Securities
                                               $  10,096,241   BlackRock Liquidity Series, LLC
                                                               Cash Sweep Series, 5.33% (c)(f)                         10,096,241
                                                  32,545,400   BlackRock Liquidity Series, LLC
                                                               Money Market Series, 5.33% (c)(d)(f)                    32,545,400

                                                               Total Short-Term Securities
                                                               (Cost - $42,641,641) - 20.3%                            42,641,641



                                                   Number of
                                                   Contracts   Put Options Purchased
                                                          80   NASDAQ Index 100, expiring July 2007 at USD1,875            76,800

                                                               Total Options Purchased
                                                               (Premiums Paid - $129,672) - 0.1%                           76,800

                                                               Total Investments
                                                               (Cost - $251,342,251*) - 116.4%                        244,578,386
                                                               Liabilities in Excess of Other Assets - (16.4%)       (34,375,438)
                                                                                                                  ---------------
                                                               Net Assets - 100.0%                                $   210,202,948
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $        253,744,114
                                               ====================
    Gross unrealized appreciation              $          5,794,945
    Gross unrealized depreciation                      (14,960,673)
                                               --------------------
    Net unrealized depreciation                $        (9,165,728)
                                               ====================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                   Net             Interest
    Affiliate                                    Activity           Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                      $   9,901,347      $    30,433
    BlackRock Liquidity Series, LLC
       Money Market Series                    $   (601,600)      $    43,986


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Represents the current yield as of June 30, 2007.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Technology Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Technology Fund, Inc.


Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Technology Fund, Inc.


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       BlackRock Technology Fund, Inc.


Date: August 20, 2007